Deferred Charges, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Charges [Abstract]
Balance at beginning of period	$ 1,075,826	$ 178,700
Additions	1,624,527	1,489,981
Amortization	(1,000,970)	(592,855)
Balance at end of period	$ 1,699,383	$ 1,075,826